Option Award Valuation Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term of options	5 years 6 months	5 years 6 months	7 years
Expected volatility-range used, minimum			87.49%
Expected volatility-range used, maximum			87.82%
Expected volatility	54.74%	54.74%
Expected volatility-weighted average		54.74%	87.66%
Risk-free interest rate range, minimum	1.24%	1.60%	2.11%
Risk-free interest rate range, maximum	1.37%	2.79%	2.76%